Accounts Receivable, Net - Schedule of Movement of Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Credit Loss [Abstract]
Beginning balance	$ 325,457	$ 55,533	$ 12,588
(Recovery) Addition	(76,725)	277,273	42,878
Write-off			(1,521)
Translation adjustment	224	(7,349)	1,588
Ending balance	$ 248,956	$ 325,457	$ 55,533